Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Non-financial Liabilities
Non-financial
liabilities as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current

		In millions of won
Advance received	￦	4,544,206	284,618	5,204,113	288,686
Unearned revenue		86,584	7,200	36,716	12,108
Deferred revenue		702,430	10,272,415	734,825	10,814,030
Withholdings		207,217	2,408	259,755	2,369
Others		1,433,940	96,020	1,646,254	78,807

	￦	6,974,377	10,662,661	7,881,663	11,196,000